Investment in Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 38,340	¥ 34,425	¥ 23,692
Operating lease contracts, non- cancelable lease terms	21 years
Operating Lease Assets Other than Real Estate
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 19,572	18,087	17,820
Real Estate Asset
Schedule of Operating Leases [Line Items]
Gains on sales of operating lease assets	¥ 18,768	¥ 16,338	¥ 5,872